Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of stock options	€ 5,839,000	€ 33,737,000